Prospectus Supplement                                              217938  9/04
dated September 2, 2004 to:
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PUTNAM VOYAGER FUND
Prospectuses dated November 30, 2003

The second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large Cap Growth Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader    Since   Experience
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Brian P. O'Toole    2002    2002 - Present          Putnam Management
                            Prior to June 2002      Citigroup Asset Management
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Portfolio members   Since   Experience
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Walton D. Pearson   2003    2003 - Present          Putnam Management
                            Prior to Feb. 2003      Alliance Capital Management
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David J. Santos     2003    1986 - Present          Putnam Management
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PUTNAM INVESTMENTS
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